SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details) - Employee Option [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	86.54%	90.45%	75.93%
Risk-free interest rate	3.60%	3.47%	3.37%
Expected life (years)	4 years 1 month 20 days	4 years 7 days	4 years 7 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	90.99%	95.88%	80.95%
Risk-free interest rate	4.37%	4.54%	4.81%
Expected life (years)	5 years 1 month 2 days	4 years 11 months 19 days	5 years 21 days